Jan-27-05 14:35 From-NEW YORK STOCK EXCHANGE +12126565893 T-544 P.003/003 F-439

Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-13971

CERTNYS

05000622

NYSE

January 27, 2005

RECD S.E.C.
JAN 2 7 2005
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MERRILL LYNCH DEPOSITOR, INC., PPLUS Class A 6.70% Trust Certificates Series LMG-4 (the "Certificates") and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 27, 2005. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
JAN 28 2005
THOMSON FINANCIAL

1040240